EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE [Text Block]

4.       EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share are computed by dividing income (loss) available to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, or resulted in the issuance of common stock that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Net (loss) income attributable to the Company	$(119,236,823)	$(89,630,508)	$7,909,398
Weighted average outstanding shares of common stock	27,356,504	27,017,780	26,737,638
Effect of dilutive securities
Warrants	-	-	-
Contingently issuable shares	-	-	227,368

Earnings per share:
Basic	$(4.36)	$(3.32)	$0.30
Diluted	$(4.36)	$(3.32)	$0.29

Warrants for the purchase of 200,000 shares were not included in 2013 and 2012 as their effect would have been anti-dilutive.